Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 94.68%
Austria – 1.65%
286,956	Erste Group Bank AG	$13,583,105
Brazil – 4.34%
6,688,200	Ambev SA(a)	13,651,341
619,070	Embraer SA Sponsored – ADR(a)	15,972,006
748,700	Telefonica Brasil SA(a)	6,072,532
		35,695,879
Canada – 1.54%
337,203	CAE, Inc.(a)	6,265,232
213,666	Open Text Corp.	6,418,526
		12,683,758
China – 3.45%
2,434,300	Alibaba Group Holding Ltd.	21,939,956
259,998	Contemporary Amperex Technology Co. Ltd. – Class A	6,410,228
		28,350,184
France – 15.95%
264,971	BNP Paribas SA	16,945,454
1,058,026	Carrefour SA	14,992,501
160,335	Danone SA	9,820,485
607,589	Engie SA	8,700,888
37,727	Kering SA	13,723,006
1,352,021	Orange SA	13,561,457
112,557	Publicis Groupe SA	11,955,695
105,304	Renault SA	5,400,490
215,348	Sanofi SA	20,768,829
104,961	Societe BIC SA	6,184,746
134,940	TotalEnergies SE	9,034,741
		131,088,292
Germany – 10.15%
209,706	Deutsche Post AG	8,515,516
445,924	Fresenius & Co. KGaA(a)	13,321,663
133,107	Heidelberg Materials AG	13,759,822
228,417	Henkel AG & Co. KGaA	17,967,573
297,059	Infineon Technologies AG	10,902,155
94,208	SAP SE	18,924,087
		83,390,816
Shares		Value
Hong Kong – 1.52%
5,971,100	Budweiser Brewing Co. APAC Ltd.(b)	$7,027,866
11,842,000	First Pacific Co. Ltd.	5,495,332
		12,523,198
Ireland – 1.13%
35,339	Willis Towers Watson Plc	9,263,765
Italy – 4.81%
211,198	Buzzi SpA	8,504,511
633,272	Eni SpA	9,723,669
4,728,051	Intesa Sanpaolo SpA	17,571,393
14,351,304	Telecom Italia SpA(a)	3,733,259
		39,532,832
Japan – 10.98%
1,502,700	Astellas Pharma, Inc.	14,825,258
778,300	Honda Motor Co. Ltd.	8,366,719
437,800	Kubota Corp.	6,152,396
182,900	Makita Corp.	5,007,430
803,000	Mitsubishi UFJ Financial Group, Inc.	8,665,998
2,014,900	Nissan Motor Co. Ltd.	6,840,513
669,500	Sumitomo Mitsui Trust Holdings, Inc.	15,385,909
961,483	Takeda Pharmaceutical Co. Ltd.	24,939,186
		90,183,409
Mexico – 2.95%
13,099,897	America Movil SAB de CV – Class B	11,148,696
868,309	Cemex SAB de CV Sponsored – ADR	5,548,495
6,132,436	Fibra Uno Administracion SA de CV	7,535,237
		24,232,428
Netherlands – 4.47%
258,863	Heineken Holding NV	20,403,507
647,604	Koninklijke Philips NV(a)	16,286,292
		36,689,799

The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

Shares		Value
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(c)	$—
South Korea – 4.52%
140,899	Hana Financial Group, Inc.	6,196,742
46,655	Hyundai Mobis Co. Ltd.	8,475,957
167,365	KT&G Corp.	10,694,103
199,334	Samsung Electronics Co. Ltd.	11,731,567
		37,098,369
Switzerland – 7.06%
84,938	Cie Financiere Richemont SA – Class A Registered	13,274,362
124,783	Novartis AG Registered	13,285,854
7,948	Swatch Group AG Bearer	1,628,366
309,536	Swatch Group AG Registered	12,673,310
584,179	UBS Group AG Registered	17,157,434
		58,019,326
Taiwan – 2.22%
617,000	Taiwan Semiconductor Manufacturing Co. Ltd.	18,280,245
United Kingdom – 17.94%
3,984,558	Barclays Plc	10,528,866
Shares		Value
812,790	GSK Plc	$15,633,382
363,785	Imperial Brands Plc	9,308,833
3,693,647	J Sainsbury Plc	11,900,398
3,336,043	Kingfisher Plc	10,460,749
1,631,459	Marks & Spencer Group Plc	5,898,926
216,276	Reckitt Benckiser Group Plc	11,700,371
3,099,855	Rolls-Royce Holdings Plc(a)	17,803,213
270,387	Shell Plc	9,698,242
1,140,243	Smith & Nephew Plc	14,130,253
3,728,875	Tesco Plc	14,403,796
1,738,164	WPP Plc	15,915,812
		147,382,841
TOTAL COMMON STOCKS (Cost $716,110,142)		$777,998,246
PREFERRED STOCKS – 3.11%
Brazil – 1.68%
2,032,000	Petroleo Brasileiro SA, 4.710%(d)	$13,831,166
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(c),(d)	—
Spain – 1.43%
1,909,068	Grifols SA – Class B(a)	11,722,452
TOTAL PREFERRED STOCKS (Cost $41,099,927)		$25,553,618

	Shares	Value
SHORT-TERM INVESTMENTS – 3.12%
Money Market Funds — 3.12%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.15%(e)	25,645,418	$25,645,418
TOTAL SHORT-TERM INVESTMENTS (Cost $25,645,418)		$25,645,418
Total Investments (Cost $782,855,487) – 100.91%		$829,197,282
Liabilities in Excess of Other Assets – (0.91)%		(7,501,852)
TOTAL NET ASSETS – 100.00%		$821,695,430

Percentages are stated as a percent of net assets.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,027,866 which represented 0.86% of the net assets of the Fund.
(c)	Level 3 asset.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024

COMMON STOCKS
Aerospace & Defense	4.87%
Air Freight & Logistics	1.04%
Automobile Components	1.03%
Automobiles	2.51%
Banks	10.82%
Beverages	5.00%
Broadline Retail	2.67%
Capital Markets	2.09%
Commercial Services & Supplies	0.75%
Construction Materials	3.38%
Consumer Staples Distribution & Retail	5.74%
Diversified REITs	0.92%
Diversified Telecommunication Services	2.84%
Electrical Equipment	0.78%
Food Products	1.87%
Health Care Equipment & Supplies	3.70%
Health Care Providers & Services	1.62%
Household Products	3.62%
Insurance	1.13%
Machinery	1.36%
Media	3.39%
Multi-Utilities	1.06%
Oil, Gas & Consumable Fuels	3.46%
Pharmaceuticals	10.89%
Semiconductors & Semiconductor Equipment	3.55%
Software	3.08%
Specialty Retail	1.27%
Technology Hardware, Storage & Peripherals	1.43%
Textiles, Apparel & Luxury Goods	5.02%
Tobacco	2.43%
Wireless Telecommunication Services	1.36%
TOTAL COMMON STOCKS	94.68%
PREFERRED STOCKS
Biotechnology	1.43%
Oil, Gas & Consumable Fuels	1.68%
TOTAL PREFERRED STOCKS	3.11%
SHORT-TERM INVESTMENTS	3.12%
TOTAL INVESTMENTS	100.91%
Liabilities in Excess of Other Assets	(0.91)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 97.38%
Austria – 2.61%
26,936	Erste Group Bank AG	$1,275,020
Brazil – 4.31%
393,600	Ambev SA(a)	803,380
144,220	Embraer SA(a)	932,641
14,490	Embraer SA Sponsored – ADR(a)	373,842
		2,109,863
Canada – 0.96%
25,237	CAE, Inc.(a)	468,903
China – 3.01%
77,600	Alibaba Group Holding Ltd.	699,396
91,398	Gree Electric Appliances, Inc. of Zhuhai – Class A	490,798
529,000	Topsports International Holdings Ltd.	280,900
		1,471,094
France – 8.07%
27,911	Carrefour SA	395,506
1,739	Kering SA	632,552
6,533	Publicis Groupe SA	693,929
12,153	Sanofi SA	1,172,073
15,711	TotalEnergies SE	1,051,911
		3,945,971
Germany – 4.01%
10,785	Heidelberg Materials AG	1,114,890
4,221	SAP SE	847,896
		1,962,786
Hong Kong – 0.85%
61,800	AIA Group Ltd.	418,123
Ireland – 1.30%
8,586	CRH Plc	636,259
Malaysia – 1.04%
509,900	Genting Bhd	508,613
Mexico – 0.79%
314,401	Fibra Uno Administracion SA de CV	386,321
Netherlands – 1.28%
6,450	Heineken NV	624,012
Singapore – 1.40%
25,960	DBS Group Holdings Ltd.	683,755
Shares		Value
South Korea – 4.03%
1,761	Hyundai Mobis Co. Ltd.	$319,926
2,384	Hyundai Motor Co.	508,407
3,729	KT&G Corp.	238,271
15,353	Samsung Electronics Co. Ltd.	903,583
		1,970,187
Switzerland – 3.46%
3,435	Cie Financiere Richemont SA – Class A Registered	536,832
39,279	UBS Group AG Registered	1,153,631
		1,690,463
Taiwan – 2.00%
33,000	Taiwan Semiconductor Manufacturing Co. Ltd.	977,712
Thailand – 0.74%
106,600	Kasikornbank PCL – Class F	364,556
United Kingdom – 15.72%
120,862	BP Plc	727,683
58,280	GSK Plc	1,120,970
42,039	Imperial Brands Plc	1,075,729
128,757	Kingfisher Plc	403,740
130,788	NatWest Group Plc	514,533
9,280	Reckitt Benckiser Group Plc	502,041
184,845	Rolls-Royce Holdings Plc(a)	1,061,609
16,798	Shell Plc Sponsored – ADR	1,212,480
43,307	Smith & Nephew Plc	536,674
58,067	WPP Plc	531,701
		7,687,160
United States – 41.80%
3,806	Alphabet, Inc. – Class A	693,263
10,856	Amdocs Ltd.	856,756
7,819	American International Group, Inc.	580,483
28,333	Bank of America Corp.	1,126,803
10,069	Bank of New York Mellon Corp.	603,032
6,384	Cardinal Health, Inc.	627,675
2,421	Cigna Corp.	800,310
15,981	Citigroup, Inc.	1,014,154

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

Shares		Value
11,301	Cognizant Technology Solutions Corp. – Class A	$768,468
25,699	Comcast Corp. – Class A	1,006,373
14,527	Corteva, Inc.	783,586
8,640	CVS Health Corp.	510,278
4,083	Emerson Electric Co.	449,783
2,837	FedEx Corp.	850,646
6,035	Fiserv, Inc.(a)	899,456
14,560	Fortrea Holdings, Inc.(a)	339,830
18,437	Halliburton Co.	622,802
1,667	HCA Healthcare, Inc.	535,574
2,459	Labcorp Holdings, Inc.	500,431
1,382	McKesson Corp.	807,143
6,310	Merck & Co., Inc.	781,178
5,162	Micron Technology, Inc.	678,958
4,789	Mohawk Industries, Inc.(a)	543,983
11,505	OneMain Holdings, Inc.	557,878
29,367	Pfizer, Inc.	821,689
4,441	PNC Financial Services Group, Inc.	690,487
Shares		Value
4,426	State Street Corp.	$327,524
6,541	Textron, Inc.	561,610
18,506	Wells Fargo & Co.	1,099,071
		20,439,224
TOTAL COMMON STOCKS (Cost $35,388,679)		$47,620,022
PREFERRED STOCKS – 0.63%
South Korea – 0.06%
597	Samsung Electronics Co. Ltd., 2.272%(b)	$27,412
Spain – 0.57%
44,265	Grifols SA – Class B – ADR (a)	279,091
TOTAL PREFERRED STOCKS (Cost $657,161)		$306,503

	Shares	Value
SHORT-TERM INVESTMENTS – 2.24%
Money Market Funds — 2.24%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.15%(c)	1,096,310	$1,096,310
TOTAL SHORT-TERM INVESTMENTS (Cost $1,096,310)		$1,096,310
Total Investments (Cost $37,142,150) – 100.25%		$49,022,835
Liabilities in Excess of Other Assets – (0.25)%		(120,961)
TOTAL NET ASSETS – 100.00%		$48,901,874

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of June 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024

COMMON STOCKS
Aerospace & Defense	6.95%
Air Freight & Logistics	1.74%
Automobile Components	0.65%
Automobiles	1.04%
Banks	13.84%
Beverages	2.92%
Broadline Retail	1.43%
Capital Markets	4.26%
Chemicals	1.60%
Construction Materials	3.58%
Consumer Finance	1.14%
Consumer Staples Distribution & Retail	0.81%
Diversified REITs	0.79%
Electrical Equipment	0.92%
Energy Equipment & Services	1.27%
Financial Services	1.84%
Health Care Equipment & Supplies	1.10%
Health Care Providers & Services	7.73%
Hotels, Restaurants & Leisure	1.04%
Household Durables	2.11%
Household Products	1.03%
Insurance	2.04%
Interactive Media & Services	1.42%
IT Services	3.32%
Life Sciences Tools & Services	0.70%
Media	4.57%
Oil, Gas & Consumable Fuels	6.12%
Pharmaceuticals	7.97%
Semiconductors & Semiconductor Equipment	3.39%
Software	1.73%
Specialty Retail	1.40%
Technology Hardware, Storage & Peripherals	1.85%
Textiles, Apparel & Luxury Goods	2.39%
Tobacco	2.69%
TOTAL COMMON STOCKS	97.38%
PREFERRED STOCKS
Biotechnology	0.57%
Technology Hardware, Storage & Peripherals	0.06%
TOTAL PREFERRED STOCKS	0.63%
SHORT-TERM INVESTMENTS	2.24%
TOTAL INVESTMENTS	100.25%
Liabilities in Excess of Other Assets	(0.25)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 96.19%
Austria – 3.02%
435,761	Erste Group Bank AG	$20,626,812
Brazil – 10.61%
951,251	Embraer SA Sponsored – ADR(a)	24,542,276
961,966	Engie Brasil Energia SA	7,621,594
2,492,133	Neoenergia SA	8,278,727
4,540,700	Sendas Distribuidora SA(a)	8,398,926
969,200	Suzano SA(a)	9,884,276
405,200	Telefonica Brasil SA(a)	3,286,483
3,647,300	TIM SA	10,361,018
		72,373,300
Chile – 0.87%
2,007,084	Empresa Nacional de Telecomunicaciones SA	5,944,151
China – 25.19%
2,638,200	Alibaba Group Holding Ltd.	23,777,673
11,225,395	China Education Group Holdings Ltd.	6,458,762
1,822,500	China Resources Beer Holdings Co. Ltd.	6,130,758
14,096,000	Chinasoft International Ltd.(a)	7,393,762
634,990	Contemporary Amperex Technology Co. Ltd. – Class A	15,655,624
2,891,000	Galaxy Entertainment Group Ltd.	13,454,513
2,060,676	Gree Electric Appliances, Inc. of Zhuhai – Class A	11,065,609
4,736,126	LONGi Green Energy Technology Co. Ltd. – Class A(a)	9,080,094
1,644,146	Midea Group Co. Ltd. – Class A	14,508,004
398,000	NetEase, Inc.	7,600,178
2,480,900	Ping An Insurance Group Co. of China Ltd. – Class H	11,239,909
Shares		Value
4,967,400	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	$7,457,961
15,624,000	Topsports International Holdings Ltd.	8,296,363
9,030,000	TravelSky Technology Ltd. – Class H	10,558,218
7,093,800	Wynn Macau Ltd.	5,799,763
643,290	ZTO Express Cayman, Inc. Sponsored – ADR	13,348,267
		171,825,458
Hong Kong – 1.94%
1,266,400	AIA Group Ltd.	8,568,145
2,181,200	Luk Fook Holdings International Ltd.	4,642,248
		13,210,393
India – 6.00%
1,130,377	HDFC Bank Ltd.	22,827,070
1,664,914	Indus Towers Ltd.(a)	7,485,304
607,271	IndusInd Bank Ltd.	10,650,354
		40,962,728
Indonesia – 3.91%
53,390,511	Bank Rakyat Indonesia Persero Tbk PT	14,970,514
3,091,312	Gudang Garam Tbk PT	3,413,985
22,446,900	Indofood Sukses Makmur Tbk PT	8,327,628
		26,712,127
Luxembourg – 1.76%
493,362	Millicom International Cellular SA – SDR(a)	11,979,567
Mexico – 6.45%
7,554,340	America Movil SAB de CV – Class B	6,429,138
817,842	Cemex SAB de CV Sponsored – ADR	5,226,010
10,352,107	Fibra Uno Administracion SA de CV	12,720,162

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

Shares		Value
6,378,000	Kimberly-Clark de Mexico SAB de CV – Class A	$11,033,818
4,008,404	PLA Administradora Industrial S de RL de CV	8,573,318
		43,982,446
Panama – 3.56%
413,091	Banco Latinoamericano de Comercio Exterior SA – Class E	12,256,410
126,136	Copa Holdings SA – Class A	12,005,624
		24,262,034
Philippines – 1.77%
5,956,269	Bank of the Philippine Islands	12,103,800
Russia – 0.00%
236,429	LUKOIL PJSC(b)	—
4,858,073	Mobile TeleSystems PJSC(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(b)	—
		—
Singapore – 2.09%
6,245,693	Wilmar International Ltd.	14,241,833
South Africa – 1.42%
1,116,508	Absa Group Ltd.	9,723,707
South Korea – 10.79%
7,069	Hana Financial Group, Inc.	310,895
Shares		Value
135,564	KT&G Corp.	$8,662,118
25,652	LG H&H Co. Ltd.	6,406,982
589,393	Samsung Electronics Co. Ltd.	34,688,028
263,461	Shinhan Financial Group Co. Ltd.	9,184,770
84,707	SK Hynix, Inc.	14,375,508
		73,628,301
Taiwan – 12.84%
2,249,620	Chailease Holding Co. Ltd.	10,618,181
2,135,900	Taiwan Semiconductor Manufacturing Co. Ltd.	63,281,644
169,000	Wiwynn Corp.	13,686,879
		87,586,704
Thailand – 2.25%
33,092,081	3BB Internet Infrastructure Fund	4,959,642
3,040,100	Kasikornbank PCL – Class F	10,396,690
		15,356,332
United Kingdom – 1.72%
1,361,608	HSBC Holdings Plc	11,753,416
TOTAL COMMON STOCKS (Cost $730,234,476)		$656,273,109
PREFERRED STOCKS – 2.56%
Brazil – 2.56%
2,563,600	Petroleo Brasileiro SA, 4.710%(c)	$17,449,595
TOTAL PREFERRED STOCKS (Cost $9,073,408)		$17,449,595

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.87%
Money Market Funds — 1.87%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.15%(d)	12,720,407	$12,720,407
TOTAL SHORT-TERM INVESTMENTS (Cost $12,720,407)		$12,720,407
Total Investments (Cost $752,028,291) – 100.62%		$686,443,111
Liabilities in Excess of Other Assets – (0.62)%		(4,206,154)
TOTAL NET ASSETS – 100.00%		$682,236,957

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024

COMMON STOCKS
Aerospace & Defense	3.60%
Air Freight & Logistics	1.96%
Banks	17.93%
Beverages	0.90%
Broadline Retail	3.49%
Construction Materials	0.77%
Consumer Staples Distribution & Retail	1.23%
Diversified Consumer Services	0.95%
Diversified REITs	1.86%
Diversified Telecommunication Services	2.31%
Electric Utilities	1.21%
Electrical Equipment	2.29%
Entertainment	1.11%
Financial Services	3.36%
Food Products	3.31%
Health Care Providers & Services	1.09%
Hotels, Restaurants & Leisure	4.37%
Household Durables	3.75%
Household Products	1.62%
Independent Power and Renewable Electricity Producers	1.12%
Industrial Real Estate Investment Trusts	1.26%
Insurance	2.91%
IT Services	1.08%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.45%
Passenger Airlines	1.76%
Personal Care Products	0.94%
Semiconductors & Semiconductor Equipment	12.71%
Specialty Retail	1.90%
Technology Hardware, Storage & Peripherals	7.09%
Tobacco	1.77%
Wireless Telecommunication Services	5.09%
TOTAL COMMON STOCKS	96.19%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.56%
TOTAL PREFERRED STOCKS	2.56%
SHORT-TERM INVESTMENTS	1.87%
TOTAL INVESTMENTS	100.62%
Liabilities in Excess of Other Assets	(0.62)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 96.03%
Austria – 1.74%
463,916	Addiko Bank AG(a)	$9,936,617
Belgium – 1.02%
671,799	Ontex Group NV(a)	5,834,846
Brazil – 5.28%
4,011,440	Embraer SA(a)	25,941,138
1,277,300	Neoenergia SA	4,243,119
		30,184,257
Canada – 8.54%
511,364	CAE, Inc.(a)	9,501,143
265,661	Canfor Corp.(a)	2,817,690
486,621	Corby Spirit and Wine Ltd.	4,613,482
1,056,586	Dorel Industries, Inc. – Class B (a)	5,367,693
625,900	Heroux-Devtek, Inc.(a)	11,392,062
54,730	Lassonde Industries, Inc. – Class A	6,177,303
174,044	Pason Systems, Inc.	2,344,674
201,997	Winpak Ltd.	6,592,717
		48,806,764
Chile – 0.98%
99,347,625	Enel Chile SA	5,605,822
China – 0.83%
11,302,900	Boyaa Interactive International Ltd.	2,417,175
254,040	China Yuchai International Ltd.	2,311,764
		4,728,939
France – 5.44%
591,647	Elior Group SA(a),(b)	1,682,343
826,748	Euroapi SA(a)	2,258,456
415,775	LISI SA	10,336,177
21,230	LISI SA Registered (2025)	527,481
71,431	LISI SA Registered (2026)	1,774,778
76,452	Societe BIC SA	4,504,876
278,036	Vicat SACA	10,001,096
		31,085,207
Shares		Value
Germany – 0.80%
96,497	Draegerwerk AG & Co. KGaA	$4,578,115
Greece – 0.48%
238,156	Sarantis SA	2,744,985
Hong Kong – 8.82%
2,059,500	Dickson Concepts International Ltd.	1,516,462
64,290,000	Emperor Watch & Jewellery Ltd.	1,389,582
25,899,000	First Pacific Co. Ltd.	12,018,545
20,938,020	PAX Global Technology Ltd.	15,712,128
34,338,000	Pico Far East Holdings Ltd.	8,002,915
6,125,000	Yue Yuen Industrial Holdings Ltd.	11,799,991
		50,439,623
Hungary – 2.17%
4,380,204	Magyar Telekom Telecommunications Plc	12,402,716
Ireland – 8.85%
2,347,292	AIB Group Plc	12,396,263
250,771	Avadel Pharmaceuticals Plc(a)	3,525,840
8,973,817	C&C Group Plc	18,013,959
7,926,084	Greencore Group Plc(a)	16,672,221
		50,608,283
Italy – 1.26%
179,591	Buzzi SpA	7,231,761
Japan – 11.97%
879,100	Futaba Corp.	3,590,687
684,700	H.U. Group Holdings, Inc.	9,981,920
929,000	Hachijuni Bank Ltd.	6,102,185
1,206,300	Hyakugo Bank Ltd.	5,216,308
250,200	Kaken Pharmaceutical Co. Ltd.	5,989,624
450,800	Kissei Pharmaceutical Co. Ltd.	9,139,909

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

Shares		Value
745,100	Koatsu Gas Kogyo Co. Ltd.	$4,545,316
844,944	Komori Corp.	7,163,580
619,500	Medipal Holdings Corp.	9,444,469
548,700	Nihon Parkerizing Co. Ltd.	4,469,786
125,600	Oita Bank Ltd.	2,786,329
		68,430,113
Luxembourg – 2.86%
666,141	Millicom International Cellular SA(a)	16,353,762
Mexico – 2.82%
3,630,700	Bolsa Mexicana de Valores SAB de CV	6,148,078
32,000,124	Consorcio ARA SAB de CV	5,387,285
219,748,488	Desarrolladora Homex SAB de CV(a)	96,091
3,641,434	Fibra Uno Administracion SA de CV	4,474,416
		16,105,870
Panama – 1.54%
297,340	Banco Latinoamericano de Comercio Exterior SA – Class E	8,822,078
Slovenia – 2.81%
406,612	Nova Ljubljanska Banka – GDR(b)	10,886,528
194,749	Nova Ljubljanska Banka – GDR	5,175,245
		16,061,773
South Korea – 3.17%
70,539	Binggrae Co. Ltd.	4,987,721
312,546	S-1 Corp.	13,124,064
		18,111,785
Shares		Value
Spain – 4.43%
1,336,950	Lar Espana Real Estate Socimi SA	$9,779,239
12,577,858	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	15,571,617
		25,350,856
Switzerland – 4.69%
668,667	Montana Aerospace AG(a),(b)	13,932,268
54,921	Sulzer AG Registered	7,594,103
46,656	Valiant Holding AG Registered	5,286,417
		26,812,788
United Kingdom – 15.53%
1,875,218	Balfour Beatty Plc	8,656,932
12,295,176	ITV Plc	12,502,608
3,624,264	J Sainsbury Plc	11,676,856
1,964,399	LSL Property Services Plc	8,269,046
1,212,528	Marks & Spencer Group Plc	4,384,182
4,469,364	Mitie Group Plc	6,564,979
883,451	QinetiQ Group Plc	4,933,128
2,558,469	Rolls-Royce Holdings Plc(a)	14,693,903
1,047,875	St James's Place Plc	7,200,845
1,352,768	Yellow Cake Plc(a),(b)	9,939,904
		88,822,383
TOTAL COMMON STOCKS (Cost $436,484,628)		$549,059,343
PREFERRED STOCKS – 3.78%
Germany – 2.04%
218,217	Draegerwerk AG & Co. KGaA, 3.647%(c)	$11,649,094
Spain – 1.74%
1,577,653	Grifols SA – Class B – ADR (a)	9,947,102
TOTAL PREFERRED STOCKS (Cost $23,086,838)		$21,596,196

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.36%
Money Market Funds — 1.36%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.15%(d)	7,794,813	$7,794,813
TOTAL SHORT-TERM INVESTMENTS (Cost $7,794,813)		$7,794,813
Total Investments (Cost $467,366,279) – 101.17%		$578,450,352
Liabilities in Excess of Other Assets – (1.17)%		(6,685,001)
TOTAL NET ASSETS – 100.00%		$571,765,351

Percentages are stated as a percent of net assets.
GDR Global Depositary Receipt
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,441,043 which represented 6.37% of the net assets of the Fund.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2024.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024

COMMON STOCKS
Aerospace & Defense	16.27%
Banks	10.11%
Beverages	3.96%
Capital Markets	2.34%
Chemicals	1.57%
Commercial Services & Supplies	4.24%
Construction & Engineering	1.51%
Construction Materials	3.01%
Consumer Staples Distribution & Retail	2.81%
Containers & Packaging	1.16%
Diversified REITs	0.78%
Diversified Telecommunication Services	2.17%
Electric Utilities	1.72%
Electrical Equipment	0.63%
Electronic Equipment, Instruments & Components	2.75%
Energy Equipment & Services	0.41%
Entertainment	0.42%
Financial Services	1.54%
Food Products	6.96%
Health Care Equipment & Supplies	0.80%
Health Care Providers & Services	3.40%
Hotels, Restaurants & Leisure	0.29%
Household Durables	1.90%
Insurance	2.72%
Machinery	2.99%
Media	3.59%
Paper & Forest Products	0.49%
Personal Care Products	1.50%
Pharmaceuticals	3.67%
Real Estate Management & Development	1.44%
Retail REITs	1.71%
Specialty Retail	0.51%
Textiles, Apparel & Luxury Goods	2.06%
Trading Companies & Distributors	1.74%
Wireless Telecommunication Services	2.86%
TOTAL COMMON STOCKS	96.03%
PREFERRED STOCKS
Biotechnology	1.74%
Health Care Equipment & Supplies	2.04%
TOTAL PREFERRED STOCKS	3.78%
SHORT-TERM INVESTMENTS	1.36%
TOTAL INVESTMENTS	101.17%
Liabilities in Excess of Other Assets	(1.17)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2024 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 98.12%
Aerospace & Defense – 15.41%
60,972	Embraer SA Sponsored – ADR(a)	$1,573,077
10,694	Moog, Inc. – Class A	1,789,106
11,136	National Presto Industries, Inc.	836,648
153,101	Park Aerospace Corp.	2,094,422
		6,293,253
Banks – 2.57%
32,051	Eagle Bancorp Montana, Inc.	425,317
22,061	National Bankshares, Inc.	623,885
		1,049,202
Biotechnology – 0.75%
11,508	PDL BioPharma, Inc.(a),(b)	1,871
950	United Therapeutics Corp.(a)	302,622
		304,493
Chemicals – 1.47%
9,205	Scotts Miracle-Gro Co.	598,877
Commercial Services & Supplies – 3.54%
98,829	Healthcare Services Group, Inc.(a)	1,045,611
2,339	UniFirst Corp.	401,209
		1,446,820
Communications Equipment – 5.30%
118,536	NETGEAR, Inc.(a)	1,813,601
106,797	Ribbon Communications, Inc.(a)	351,362
		2,164,963
Construction & Engineering – 2.26%
96,871	Orion Group Holdings, Inc.(a)	921,243
Construction Materials – 1.53%
31,066	Buzzi SpA – ADR	625,616
Consumer Staples Distribution & Retail – 3.14%
18,723	Ingles Markets, Inc. – Class A	1,284,585
Containers & Packaging – 1.44%
16,889	Sealed Air Corp.	587,568
Shares		Value
Electronic Equipment, Instruments & Components – 4.10%
128,557	Arlo Technologies, Inc.(a)	$1,676,383
Energy Equipment & Services – 4.38%
96,301	Dril-Quip, Inc.(a)	1,791,199
Gas Utilities – 2.54%
11,143	Northwest Natural Holding Co.	402,374
10,433	Spire, Inc.	633,596
		1,035,970
Health Care Equipment & Supplies – 3.95%
67,910	LENSAR, Inc.(a)	305,595
19,580	Utah Medical Products, Inc.	1,308,140
		1,613,735
Health Care Providers & Services – 1.52%
65,297	Pediatrix Medical Group, Inc.(a)	492,992
6,888	Premier, Inc. – Class A	128,599
		621,591
Household Durables – 1.04%
83,453	Dorel Industries, Inc. – Class B (a)	423,960
Insurance – 3.00%
94,923	Crawford & Co. – Class A	820,135
7,607	Mercury General Corp.	404,236
		1,224,371
Leisure Products – 2.48%
112,755	American Outdoor Brands, Inc.(a)	1,014,795
Machinery – 13.27%
11,442	Flowserve Corp.	550,360
63,590	Graham Corp.(a)	1,790,695
38,080	Hurco Companies, Inc.	581,101
71,397	Kennametal, Inc.	1,680,685
38,069	L.B. Foster Co. – Class A(a)	819,245
		5,422,086
Multi-Utilities – 1.01%
11,923	Avista Corp.	412,655
Office Real Estate Investment Trusts – 1.94%
40,940	Equity Commonwealth(a)	794,236

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

Shares		Value
Oil, Gas & Consumable Fuels – 3.25%
3,683	Chesapeake Energy Corp.	$302,706
39,725	World Kinect Corp.	1,024,905
		1,327,611
Personal Care Products – 4.08%
41,516	Edgewell Personal Care Co.	1,668,528
Pharmaceuticals – 9.31%
29,773	Avadel Pharmaceuticals Plc(a)	418,608
67,673	Elanco Animal Health, Inc.(a)	976,522
76,723	Phibro Animal Health Corp. – Class A	1,286,645
16,293	Prestige Consumer Healthcare, Inc.(a)	1,121,773
		3,803,548
Shares		Value
Professional Services – 1.02%
37,876	Resources Connection, Inc.	$418,151
Software – 1.73%
58,488	SolarWinds Corp.	704,780
Textiles, Apparel & Luxury Goods – 2.09%
173,041	Hanesbrands, Inc.(a)	853,092
TOTAL COMMON STOCKS (Cost $36,576,809)		$40,083,311
INVESTMENT COMPANIES – 1.50%
Trading Companies & Distributors – 1.50%
33,172	Sprott Physical Uranium Trust	$614,920
TOTAL INVESTMENT COMPANIES (Cost $548,833)		$614,920

Total Investments (Cost $37,125,642) – 99.62%	$40,698,231
Other Assets in Excess of Liabilities – 0.38%	154,290
TOTAL NET ASSETS – 100.00%	$40,852,521

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2024

COMMON STOCKS
Brazil	3.85%
Canada	1.04%
Ireland	1.02%
Italy	1.53%
United States	90.68%
TOTAL COMMON STOCKS	98.12%
INVESTMENT COMPANIES
Canada	1.50%
TOTAL INVESTMENT COMPANIES	1.50%
TOTAL INVESTMENTS	99.62%
Other Assets in Excess of Liabilities	0.38%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.27%
Federal Home Loan Mortgage Corporation – 2.24%
Pool A9-3505 4.500%, 8/1/2040	$40,243	$ 39,141
Pool G0-6018 6.500%, 4/1/2039	9,601	9,869
Pool G1-8578 3.000%, 12/1/2030	400,128	380,887
Pool SD-2873 3.000%, 1/1/2052	2,153,008	1,854,381
Pool SD-8001 3.500%, 7/1/2049	194,984	174,447
Pool SD-8003 4.000%, 7/1/2049	190,471	176,438
		2,635,163
Federal National Mortgage Association – 2.03%
Pool 934124 5.500%, 7/1/2038	34,312	34,438
Pool AL9865 3.000%, 2/1/2047	635,961	554,970
Pool AS6201 3.500%, 11/1/2045	156,631	141,969
Pool BJ2553 3.500%, 12/1/2047	203,275	183,950
Pool BN6683 3.500%, 6/1/2049	337,925	302,925
Pool CA0483 3.500%, 10/1/2047	642,115	580,285
Pool CA1624 3.000%, 4/1/2033	380,121	358,195
Pool MA0918 4.000%, 12/1/2041	91,863	86,613
Pool MA3687 4.000%, 6/1/2049	152,333	141,111
Pool MA3695 3.000%, 7/1/2034	5,004	4,659
		2,389,115
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $5,128,708)		$5,024,278
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 5.888%, 10/25/2036(a)	$ 260	$ 226
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $257)		$226
US GOVERNMENTS – 67.59%
Sovereign Government – 67.59%
United States Treasury Bond
4.750%, 2/15/2037	$ 8,350,497	$ 8,666,903
3.500%, 2/15/2039	3,082,289	2,773,458
3.750%, 11/15/2043	10,986,874	9,710,508
3.000%, 5/15/2047	4,979,223	3,808,717
		24,959,586
United States Treasury Note
2.375%, 8/15/2024	3,260,000	3,247,648
2.250%, 2/15/2027	12,107,255	11,414,398
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Principal Amount	Value
2.375%, 5/15/2029	$26,001,090	$ 23,744,276
1.625%, 5/15/2031	19,276,124	16,178,391
		54,584,713
TOTAL US GOVERNMENTS (Cost $83,417,871)		$79,544,299
CORPORATE BONDS – 22.61%
Asset Management – 1.39%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), (b)	$1,650,225	$ 1,631,701
Automotive – 1.81%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	410,196
2.700%, 8/10/2026	1,828,842	1,717,765
		2,127,961
Banking – 5.08%
Bank of America Corp. 4.450%, 3/3/2026	2,062,221	2,027,954
Citigroup, Inc. 4.400%, 6/10/2025	1,933,222	1,906,817
Fifth Third Bancorp 8.250%, 3/1/2038	230,381	272,436
USB Capital IX 6.610% (CME Term SOFR 3M + 1.282%, minimum of 6.596%), Perpetual, 8/1/2024(c)	2,129,060	1,768,829
		5,976,036
Cable & Satellite – 0.07%
Charter Communications Operating LLC 4.908%, 7/23/2025	79,305	78,535
Commercial Support Services – 1.58%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	844,223	837,808
6.250%, 1/15/2028(d)	1,038,685	1,023,544
		1,861,352
Containers & Packaging – 0.39%
Sealed Air Corp. 4.000%, 12/1/2027(d)	494,612	464,850
Electric Utilities – 0.69%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	677,534	563,615
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	246,287
		809,902
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Principal Amount	Value
Entertainment Content – 2.16%
Netflix, Inc. 4.375%, 11/15/2026	$1,786,608	$ 1,754,290
Univision Communications, Inc. 8.000%, 8/15/2028(d)	815,000	794,811
		2,549,101
Food – 0.65%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	836,533	761,357
Home Construction – 0.68%
PulteGroup, Inc. 5.500%, 3/1/2026	684	684
Toll Brothers Finance Corp. 4.875%, 11/15/2025	807,766	798,613
		799,297
Household Products – 0.78%
Coty, Inc. 5.000%, 4/15/2026(d)	926,594	914,363
Institutional Financial Services – 1.01%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), (b)	1,258,842	1,186,437
Internet Media & Services – 1.48%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	143,056
3.250%, 2/15/2030	671,151	604,963
Meta Platforms, Inc. 4.950%, 5/15/2033	995,456	1,000,441
		1,748,460
Leisure Facilities & Services – 0.78%
Travel + Leisure Co. 6.625%, 7/31/2026(d)	906,839	913,691
Oil & Gas Producers – 1.71%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	416,689	382,483
Range Resources Corp. 4.875%, 5/15/2025	1,639,223	1,629,133
		2,011,616
REIT – 0.61%
Iron Mountain, Inc.
4.875%, 9/15/2027(d)	702,228	680,945
4.875%, 9/15/2027	38,767	37,592
		718,537
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Principal Amount	Value
Software – 1.14%
VMware LLC
4.500%, 5/15/2025	$237,153	$ 234,851
3.900%, 8/21/2027	1,153,760	1,106,977
		1,341,828
Telecommunications – 0.60%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(d)	366,632	364,879
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	340,866
		705,745
TOTAL CORPORATE BONDS (Cost $26,997,891)		$26,600,769
FOREIGN ISSUER BONDS – 2.10%
Chemicals – 0.59%
Methanex Corp.
5.125%, 10/15/2027	$283,229	$ 273,196
5.250%, 12/15/2029	441,689	426,154
		699,350
Oil, Gas Services & Equipment – 0.30%
Transocean, Inc. 8.750%, 2/15/2030(d)	335,213	351,933
Telecommunications – 1.21%
SoftBank Group Corp. 4.750%, 9/19/2024	200,000	199,708
Telecom Italia Capital SA
6.375%, 11/15/2033	182,302	170,507
6.375%, 11/15/2033(d)	1,078,000	1,054,564
		1,424,779
TOTAL FOREIGN ISSUER BONDS (Cost $2,551,971)		$2,476,062
ASSET BACKED SECURITIES – 0.83%
Specialty Finance – 0.83%
SLM Private Credit Student Loan Trust Series 2004-B, 6.031%, (CME Term SOFR 3M + 0.692%), 9/15/2033(c)	$293,964	$ 290,143
SLM Private Credit Student Loan Trust Series 2005-A, 5.911%, (CME Term SOFR 3M + 0.572%), 12/15/2038(c)	230,231	226,664
SLM Private Credit Student Loan Trust Series 2006-A, 5.891%, (CME Term SOFR 3M + 0.552%), 6/15/2039(c)	341,276	331,179
SLM Private Credit Student Loan Trust Series 2007-A, 5.841%, (CME Term SOFR 3M + 0.502%), 12/16/2041(c)	134,258	132,363
TOTAL ASSET BACKED SECURITIES (Cost $943,508)		$980,349

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2024 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.13%
Money Market Funds – 2.13%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.15%(e)	2,501,036	$ 2,501,036
TOTAL SHORT-TERM INVESTMENTS (Cost $2,501,036)		$2,501,036
Total Investments (Cost $121,541,242) – 99.53%		$117,127,019
Other Assets in Excess of Liabilities – 0.47%		554,298
Total Net Assets – 100.00%		$117,681,317

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,347,486 which represented 7.09% of the net assets of the Fund.
(e)	The rate shown is the annualized seven day yield as of June 30, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from September 30, 2023 through June 30, 2024:
International Small Cap Fund
Issuer Name	Value At September 30, 2023	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At June 30, 2024	Dividend Income
Desarrolladora Homex SAB de CV	$192,456	$—	$(33,289)	$(7,228,716)	$7,165,640	$96,091	$—
Urbi Desarrollos Urbanos SAB de CV	319,484	—	(5,321,028)	(8,055,164)	13,056,708	—	—
	$511,940	$—	$(5,354,317)	$(15,283,880)	$20,222,348	$96,091	$—